Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade Receivables

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/23	31/12/22
Third parties	29,601	37,203
Related parties	7,966	7,457
Gross trade receivables	37,567	44,660
Allowance for doubtful accounts	(4,263)	(5,604)
Total trade receivables	33,304	39,056

Transactions with related parties are conducted at arm’s length (see note 43).

Trade receivables by geographic region are analysed as follows:

	31/12/23	31/12/22
Italian customers	8,349	10,124
Other European customers	6,553	10,761
North American customers	9,182	8,233
Chinese customers	4,347	5,589
South American customers	5,447	5,047
Other foreign customers	3,689	4,906
Gross trade receivables	37,567	44,660
Provision for doubtful accounts	(4,263)	(5,604)
Total trade receivables	33,304	39,056

Summary of Provision for Doubtful Accounts

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2023 and 2022.

	31/12/23	31/12/22
Balance at beginning of year	5,604	5,325
Charges – bad debt expense	33	330
Reductions – write off of uncollectible amounts	(1,409)	(95)
Foreign exchange effect	35	44
Balance at end of year	4,263	5,604

Summary of Carrying Amount of Trade Receivables that have been Transferred but have not been Derecognized and the Associated Liabilities

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/23	31/12/22
Carrying amount of trade receivables transferred	11,412	18,670
Carrying amount of associated liabilities	(10,752)	(17,307)
Total, net	660	1,363